Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Real estate investments:
Land	$ 357,602	$ 303,706
Building and improvements	3,240,979	2,901,157
Lease intangibles	459,490	430,749
Real estate investments, gross	4,058,071	3,635,612
Accumulated depreciation and amortization	(741,186)	(676,144)
Real estate investments, net	3,316,885	2,959,468
Cash and cash equivalents	8,148	13,070
Restricted cash and escrow deposits	16,268	15,892
Receivables and other assets, net	145,851	141,703
Other intangibles, net	45,137	42,167
Total assets	3,532,289	3,172,300
Liabilities:
Debt	1,631,642	1,590,696
Accounts payable and accrued liabilities	90,123	94,933
Derivative financial instruments - interest rate swaps	5,393	2,370
Security deposits, prepaid rent and other liabilities	46,241	46,295
Intangible liabilities, net	37,226	26,611
Total liabilities	1,810,625	1,760,905
Commitments and contingencies
Redeemable noncontrolling interests	9,462	4,437
Equity/Partners' Capital:
Preferred stock, $0.01 par value; 200,000,000 shares authorized; none issued and outstanding	0	0
Class A common stock, $0.01 par value; 1,000,000,000 shares authorized; 137,752,741 and 127,026,839 shares issued and outstanding as of June 30, 2016 and December 31, 2015, respectively	1,378	1,270
Additional paid-in capital	2,625,269	2,328,806
Cumulative dividends in excess of earnings	(1,006,888)	(950,652)
Total stockholders’ equity	1,619,759	1,379,424
Noncontrolling interests	92,443	27,534
Total equity	1,712,202	1,406,958
Total liabilities and equity/partners' capital	3,532,289	3,172,300
Healthcare Trust of America Holdings, LP (HTALP)
Real estate investments:
Land	357,602	303,706
Building and improvements	3,240,979	2,901,157
Lease intangibles	459,490	430,749
Real estate investments, gross	4,058,071	3,635,612
Accumulated depreciation and amortization	(741,186)	(676,144)
Real estate investments, net	3,316,885	2,959,468
Cash and cash equivalents	8,148	13,070
Restricted cash and escrow deposits	16,268	15,892
Receivables and other assets, net	145,851	141,703
Other intangibles, net	45,137	42,167
Total assets	3,532,289	3,172,300
Liabilities:
Debt	1,631,642	1,590,696
Accounts payable and accrued liabilities	90,123	94,933
Derivative financial instruments - interest rate swaps	5,393	2,370
Security deposits, prepaid rent and other liabilities	46,241	46,295
Intangible liabilities, net	37,226	26,611
Total liabilities	1,810,625	1,760,905
Commitments and contingencies
Redeemable noncontrolling interests	9,462	4,437
Equity/Partners' Capital:
Limited partners’ capital, 4,343,197 and 1,929,942 units issued and outstanding as of June 30, 2016 and December 31, 2015, respectively	92,173	27,264
General partners’ capital, 137,752,741 and 127,026,839 units issued and outstanding as of June 30, 2016 and December 31, 2015, respectively	1,620,029	1,379,694
Total partners’ capital	1,712,202	1,406,958
Total liabilities and equity/partners' capital	$ 3,532,289	$ 3,172,300